SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable, contract assets and allowance for uncollectible accounts and Loans receivable (Details)	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 USN ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USN ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Guarantor Obligations [Line Items]
Accounts receivable				$ 96,226		$ 64,678
Allowance for uncollectible accounts receivable				67,864		62,794
Allowance for uncollectible loan receivable			$ 39,172,141	$ 39,172,141	$ 15,017,029	$ 15,017,029	$ 1,083,385
Total amount of new loans issued	$ 0	$ 74,003
Minimum
Guarantor Obligations [Line Items]
Terms of loans (in months)	12 months	12 months
Interest rate (in percentage)	6.00%	6.00%
Maximum
Guarantor Obligations [Line Items]
Terms of loans (in months)	36 months	36 months
Interest rate (in percentage)	8.00%	8.00%